SUMMARY OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
ROU operating lease assets	$ 365,246	$ 689,688	$ 102,349
Liabilities
Current portion of operating lease	899,726	1,210,814	102,349
Total operating lease liabilities	$ 1,213,449	$ 1,210,814	$ 102,349
Weighted average remaining lease term (years)	9 months	1 year	1 year
Weighted average discount rate	10.00%	10.00%	6.00%
Non Current portion of lease liability	$ 313,723